Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,116,885.97
Previously Paid Amount	1,107.48
Total Fee Amount	1,120.95
Total Offset Amount	0.00
Net Fee	$ 13.47
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A